Acquisition of Subsidiaries: Schedule of Business Acquisition, Millennium Power Solutions (Details) (Millennium Power Solutions, USD $)	Aug. 23, 2013
Millennium Power Solutions
Common stock issued for acquisition	3,694,811
Total Purchase Price	$ 10,899,692
Total Assets Acquired	10,923,245
Total Liabilities Assumed	$ 23,553